Summary of significant components of current and deferred income tax recovery (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Current income tax expense	$ 10	$ 10
Origination and reversal of temporary differences	(2,883)	(3,924)	(961)
Tax rate changes and tax rate differences			70
Change in unrecognized deductible temporary differences	2,883	3,998	28
Prior period adjustments		10	(22)
Income tax (benefit) expense	$ 10	$ 84	$ (885)